Other Balance Sheets Components - Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property and equipment, net:
Property and equipment, gross	$ 446,903	$ 467,056
Accumulated depreciation	(226,240)	(217,503)
Property and equipment, net	220,663	249,553
Office building
Property and equipment, net:
Property and equipment, gross	190,295	196,223
Office building related facilities
Property and equipment, net:
Property and equipment, gross	3,199	3,298
Computers and equipment
Property and equipment, net:
Property and equipment, gross	213,637	228,599
Leasehold improvements
Property and equipment, net:
Property and equipment, gross	13,178	13,064
Furniture and fixtures
Property and equipment, net:
Property and equipment, gross	7,950	8,139
Others
Property and equipment, net:
Property and equipment, gross	$ 18,644	$ 17,733